                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:
                                              ----------
  This Amendment (Check only one.): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Capital Management, Inc.
Address: 7101 W. 78th Street
         Suite 201
         Minneapolis, MN 55439

Form 13F File Number: 28-05923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Loren Kix
Title: Chief Compliance Officer
Phone: (952) 229-8120

Signature, Place, and Date of Signing:

      /S/ Loren Kix          Minneapolis, Minnesota          July 25, 2011
-------------------------   ------------------------   -------------------------
       [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     Form 13F File Number               Name

     28-01190                           Frank Russell Company

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:         103

Form 13F Information Table Value Total:    $824,564
                                        -----------
                                        (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

Cornerstone Capital Management, Inc.
FORM 13F
                           30-Jun-11

                                                                                                    Voting Authority
                               Title of             Value   Shares/  Sh/ Put/ Invstmt  Other   --------------------------
Name of Issuer                  class     CUSIP   (x$1000)  Prn Amt  Prn Call Dscretn Managers   Sole    Shared    None
------------------------------ -------- --------- -------- --------- --- ---- ------- -------- -------- -------- --------
Acme Packet Inc                COM      004764106    11714    167037  SH      Sole                54595            112442
Acme Packet Inc                COM      004764106     6677     95211  SH      Sole                95211
Amazon Com Inc                 COM      023135106     8870     43378  SH      Sole                13956             29422
Amazon Com Inc                 COM      023135106     5053     24710  SH      Sole                24710
Anadarko Pete Corp             COM      032511107    12618    164388  SH      Sole                52927            111461
Anadarko Pete Corp             COM      032511107     7414     96587  SH      Sole                96587
Apollo Group Inc               COM      037604105    10199    233492  SH      Sole                74279            159213
Apollo Group Inc               COM      037604105     5879    134587  SH      Sole               134587
Apple Inc                      COM      037833100    38163    113693  SH      Sole                35668             78025
Apple Inc                      COM      037833100    21294     63437  SH      Sole                63437
Baidu Inc                      COM      056752108    18477    131858  SH      Sole                41506             90352
Baidu Inc                      COM      056752108    10607     75696  SH      Sole                75696
British Amern TOB PLC          COM      110448107    12644    143682  SH      Sole                41699            101983
British Amern TOB PLC          COM      110448107     7046     80068  SH      Sole                80068
Broadcom Corp                  COM      111320107    17774    528362  SH      Sole               165396            362966
Broadcom Corp                  COM      111320107     9369    278493  SH      Sole               278493
Burberry Group Plc Adr F Spons COM      12082w204    11719    251712  SH      Sole                79654            172058
Burberry Group Plc Adr F Spons COM      12082w204     6602    141812  SH      Sole               141812
Celgene Corp                   COM      151020104    16608    275329  SH      Sole                90758            184571
Celgene Corp                   COM      151020104     9522    157857  SH      Sole               157857
Cobalt Intl Energy Inc         COM      19075F106     5017    368100  SH      Sole               118707            249393
Cobalt Intl Energy Inc         COM      19075F106     2810    206163  SH      Sole               206163
Coca Cola Co.                  COM      191216100     1321     19628  SH      Sole                 7756             11872
Continental Resources Inc.     COM      212015101      535      8239  SH      Sole                 4448              3791
Costco Whsl Corp New           COM      22160k105     7777     95731  SH      Sole                31437             64294
Costco Whsl Corp New           COM      22160k105     4415     54344  SH      Sole                54344
Diageo Plc                     COM      25243Q205     9087    110999  SH      Sole                34098             76901
Diageo Plc                     COM      25243Q205     5655     69067  SH      Sole                69067
Dicks Sporting Goods Inc       COM      253393102    11726    304966  SH      Sole                95181            209785
Dicks Sporting Goods Inc       COM      253393102     6385    166049  SH      Sole               166049
Discovery Communicatns New     COM      25470F104     2434     59415  SH      Sole                19978             39437
Discovery Communicatns New     COM      25470F104     1233     30107  SH      Sole                30107
Discovery Communicatns New     COM      25470F302     4663    127576  SH      Sole                39779             87797
Discovery Communicatns New     COM      25470F302     2762     75580  SH      Sole                75580
Dow Chemical Co                COM      260543103     8913    247595  SH      Sole                80118            167477
Dow Chemical Co                COM      260543103     5217    144916  SH      Sole               144916
Lauder Estee Cos Inc           COM      518439104     7737     73557  SH      Sole                23286             50271
Lauder Estee Cos Inc           COM      518439104     4475     42538  SH      Sole                42538
Fluor Corp New                 COM      343412102     9608    148597  SH      Sole                47948            100649
Fluor Corp New                 COM      343412102     5511     85235  SH      Sole                85235
Freeport-McMoran Cooper & Go   COM      35671d857    13521    255604  SH      Sole                78650            176954
Freeport-McMoran Cooper & Go   COM      35671d857     7244    136941  SH      Sole               136941
General Dynamics Corp          COM      369550108    18328    245942  SH      Sole                77607            168335
General Dynamics Corp          COM      369550108    10332    138653  SH      Sole               138653

                                                                                                    Voting Authority
                               Title of             Value   Shares/  Sh/ Put/ Invstmt  Other   --------------------------
Name of Issuer                  class     CUSIP   (x$1000)  Prn Amt  Prn Call Dscretn Managers   Sole    Shared    None
------------------------------ -------- --------- -------- --------- --- ---- ------- -------- -------- -------- --------
Gilead Sciences Inc            COM      375558103    17739    428379  SH      Sole               132353            296026
Gilead Sciences Inc            COM      375558103     9598    231774  SH      Sole               231774
Goldman Sachs Group Inc        COM      38141g104    11918     89545  SH      Sole                26398             63147
Goldman Sachs Group Inc        COM      38141g104     6483     48711  SH      Sole                48711
Goodrich Corp                  COM      382388106     7898     82703  SH      Sole                27250             55453
Goodrich Corp                  COM      382388106     4479     46905  SH      Sole                46905
Guess Inc                      COM      401617105     4219    100317  SH      Sole                32298             68019
Guess Inc                      COM      401617105     2370     56337  SH      Sole                56337
HCP Inc                        COM      40414l109      464     12645  SH      Sole                                  12645
Halliburton Co                 COM      406216101      573     11233  SH      Sole                                  11233
Health Care Reit Inc           COM      42217k106      414      7892  SH      Sole                                   7892
Imaginon Inc New               COM      45246K203        0     14999  SH      Sole                                  14999
Johnson Ctls Inc.              COM      478366107    14337    344132  SH      Sole               105998            238134
Johnson Ctls Inc.              COM      478366107     7786    186901  SH      Sole               186901
Lazard Ltd                     COM      G54050102      287      7737  SH      Sole                 7737
MGIC Invt Corp WIS             COM      552848103     6222   1045742  SH      Sole               332761            712981
MGIC Invt Corp WIS             COM      552848103     3726    626217  SH      Sole               626217
Mastercard Inc.                COM      57636q104     1015      3368  SH      Sole                                   3368
Media 100 Incorporate^xx Bankr COM      58440w105        0     10000  SH      Sole                                  10000
Mosaic Co New                  COM      61945c103    12329    182029  SH      Sole                55236            126793
Mosaic Co New                  COM      61945c103     6602     97480  SH      Sole                97480
Myriad Genetics Inc            COM      62855j104     7394    325600  SH      Sole               106145            219455
Myriad Genetics Inc            COM      62855j104     4267    187869  SH      Sole               187869
Nuvasive Inc                   COM      670704105     5050    153575  SH      Sole                50854            102721
Nuvasive Inc                   COM      670704105     2893     87979  SH      Sole                87979
Opentable Inc                  COM      68372a104     5395     64909  SH      Sole                21393             43516
Opentable Inc                  COM      68372a104     3127     37625  SH      Sole                37625
Oracle Corp                    COM      68389x105    17793    540671  SH      Sole               168155            372516
Oracle Corp                    COM      68389x105     9792    297540  SH      Sole               297540
Pentair Inc                    COM      709631105     9428    233598  SH      Sole                75947            157651
Pentair Inc                    COM      709631105     5372    133096  SH      Sole               133096
Petrohawk Energy Corp          COM      716495106    16255    658910  SH      Sole               206683            452227
Petrohawk Energy Corp          COM      716495106     8933    362103  SH      Sole               362103
Philip Morris Intl Inc         COM      718172109      249      3735  SH      Sole                 1680              2055
Polycom Inc                    COM      73172k104     1312     20406  SH      Sole                 6647             13759
Polycom Inc                    COM      73172k104      734     11419  SH      Sole                11419
Qualcomm Inc                   COM      747525103    21208  373448.5  SH      Sole               121339          252109.5
Qualcomm Inc                   COM      747525103    12062    212399  SH      Sole               212399
Robert Half Intl Inc           COM      770323103    10481    387736  SH      Sole               125692            262044
Robert Half Intl Inc           COM      770323103     5966    220707  SH      Sole               220707
Rockwell Automation Inc        COM      773903109     8483     97781  SH      Sole                31594             66187
Rockwell Automation Inc        COM      773903109     4888     56338  SH      Sole                56338
Scivanta Medical Corp          COM      809120108        1     52100  SH      Sole                                  52100
Textron Inc                    COM      883203101     9531    403680  SH      Sole               130181            273499
Textron Inc                    COM      883203101     5386    228124  SH      Sole               228124
Tiffany & Co New               COM      886547108     4896     62353  SH      Sole                20469             41884
Tiffany & Co New               COM      886547108     2766     35225  SH      Sole                35225
TJX Cos Inc New                COM      872540109    12325    234631  SH      Sole                71893            162738
TJX Cos Inc New                COM      872540109     6617    125964  SH      Sole               125964
Visa Inc                       COM      92826c839    15991    189783  SH      Sole                65562            124221
Visa Inc                       COM      92826c839     9675    114820  SH      Sole               114820
Disney Walt Co                 COM      254687106    10636    272443  SH      Sole                81380            191063
Disney Walt Co                 COM      254687106     5796    148472  SH      Sole               148472
Weatherford International LT   COM      h27013103    17609    939134  SH      Sole               301753            637381

                                                                                                    Voting Authority
                               Title of             Value   Shares/  Sh/ Put/ Invstmt  Other   --------------------------
Name of Issuer                  class     CUSIP   (x$1000)  Prn Amt  Prn Call Dscretn Managers   Sole    Shared    None
------------------------------ -------- --------- -------- --------- --- ---- ------- -------- -------- -------- --------
Weatherford International LT   COM      h27013103     9914    528768  SH      Sole               528768
Wellpoint Inc                  COM      94973v107     8252    104756  SH      Sole                33291             71465
Wellpoint Inc                  COM      94973v107     4827     61280  SH      Sole                61280
Western Un Co                  COM      959802109    10352  516844.1  SH      Sole               155142          361702.1
Western Un Co                  COM      959802109     5471    273120  SH      Sole               273120
Xata Corp                      COM      983882309       23     12017  SH      Sole                                  12017